SHARE-BASED COMPENSATION - Summary of share-based compensation expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	¥ 30,652	$ 4,698	¥ 147,582	¥ 67,778
Origination and servicing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	3,167		10,345	2,516
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	8,870		80,599	29,734
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	10,170		48,578	22,820
Sales and marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	¥ 8,445		¥ 8,060	¥ 12,708